Stockholders' Equity (Details 3) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding and vested, Beginning balance	9,815,025	3,886,866	4,224,573
Number of Shares, Forfeited	(7,500)
Number of Shares, Issued	5,168,066	5,945,929	150,000
Number of Shares, Exercised		(17,770)	(487,707)
Number of Shares, Outstanding and vested, Ending balance	14,975,591	9,815,025	3,886,866
Weighted Average Exercise Price Per Share, Outstanding and vested, Beginning balance	$ 3.96	$ 7.71	$ 7.04
Weighted Average Exercise Price Per Share, Forfeited
Weighted Average Exercise Price Per Share, Issued	1.00	1.50	1.64
Weighted Average Exercise Price Per Share, Exercised		0.001	0.001
Weighted Average Exercise Price Per Share, Outstanding and vested, Ending balance	$ 2.22	$ 3.96	$ 7.71